Description of Organization And Business Operations And Going Concern - Additional Information (Detail) - USD ($)			3 Months Ended	8 Months Ended	12 Months Ended
	Feb. 10, 2023	Nov. 26, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation date of incorporation			Apr. 22, 2021		Apr. 22, 2021
Proceeds from issuance initial public offering		$ 204,102,000		$ 200,010,000	$ 0
Shares issued, price per share		$ 10.2
Common stock, par value			$ 0.0001
Proceeds from issuance of common stock				25,000
Restricted Investment Term		185 days	185 days		185 days
Transaction costs		$ 11,274,404
Underwriting fees		3,480,000
Offering costs					$ 1,123,500
Deferred underwriting fees		6,525,000
Fair value of purchase price of founder shares		623,500
Deferred underwriting commissions		$ 6,525,000
Period with in which business combination shall be consummated from the consummation of initial public offer			18 months		18 months
Period with in which business combination shall be consummated extended period			18 months		18 months
Temporary equity redemption price per share			$ 10.2		$ 10.2
Minimum tangible assets for business combination	$ 5,000,001		$ 5,000,001		$ 5,000,001
Net tangible assets required for consummation of business combination			$ 5,000,001		$ 5,000,001
Percentage of temporary equity redemption restriction			15.00%		15.00%
Percentage of public shares to be redeemed on non completion of business combination			100.00%		100.00%
Percentage of amount of trust assets of target company excluding under writing commission working capital and taxes			80.00%		80.00%
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities			$ 100,000		$ 100,000
Percentage of public share holding to be redeemed in case of non occurrence of business combination			100.00%		100.00%
Cash			$ 174,419	935,802	$ 50,963	$ 935,802
Working capital deficiency					207,091,906
Investments held in Trust Account			$ 209,296,150	$ 204,113,336	$ 207,091,906	$ 204,113,336
Minimum number of days prior to the Merger, Vahanna will continue out and become domesticated	1 day
Common stock conversion basis			one-for-one basis		one-for-one basis
Minimum required funds	$ 50,000,000
Net Working Capital					$ 1,231,077
Lockup Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lock up period	1 year
New Roadzen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	0.0001
Other Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage							50.00%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued			5,002,500	5,002,500	5,002,500	5,002,500
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding			5,002,500	5,002,500	5,002,500	5,002,500
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering					$ 200,100,000	$ 200,100,000
Common stock, shares issued			0	0	0	0
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding			0	0	0	0
Common Class A [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share redemtion period	2 days
Share Price Equal Or Exceeds Ten Point Two Zero Rupees Per Dollar [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.2		$ 10.2
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period with in which business combination shall be consummated extended period			21 months		21 months
Number of months from the closing of public offering			21 months		21 months
Maximum [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding	12,000,000
Maximum [Member] | Equityholders of Roadzen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage	5.00%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of months from the closing of public offering			18 months		18 months
Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.2		$ 10.2
Common Stock [Member] | New Roadzen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price	$ 12
Pro rata portion, Shares	68,300,000
Common Stock, Capital Shares Reserved for Future Issuance	68,300,000
Number of trading days for determining share price	20 days
Number of consecutive trading days for determining share price	30 days
Threshold number of trading days for determining share price	150 days
Percentage of interest that can be transferred and or sold	25.00%
Common Stock [Member] | New Roadzen [Member] | Roadzen RSU [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock [Member] | New Roadzen [Member] | Roadzen Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock [Member] | New Roadzen [Member] | Roadzen Additional Equity Security [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock [Member] | New Roadzen [Member] | Private Placement Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant, Conversion Basis	one-for-one basis
Class of warrant or right, number of securities called by each warrant or right	1
Common Stock [Member] | New Roadzen [Member] | Redeemable Public Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, number of securities called by each warrant or right	1
Common Stock [Member] | Existing Roadzen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	1
Preferred stock, Conversion basis	one-for-one basis
Common Stock [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares				690,000
Common Stock [Member] | Common Class B [Member] | New Roadzen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock conversion basis	one-for-one basis
Common stock, Number of shares called by each common stock	1
Common Stock [Member] | Common Class A [Member] | New Roadzen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001
Common stock conversion basis	one-for-one basis
Common stock, Number of shares called by each common stock	1
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		20,010,000
Shares issued, price per share		$ 10
Offering costs		$ 645,904
IPO [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		20,010,000
Proceeds from issuance initial public offering		$ 200,100,000
Shares issued, price per share			10		10
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period		8,638,500
Shares issued, price per share		$ 1
Private Placement [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share			$ 3.33		$ 3.33
Common stock, shares issued			150,000		150,000
Common stock, par value			$ 0.0001		$ 0.0001
Proceeds from issuance of common stock			$ 500,000		$ 500,000
Payment of underwriting discount			$ 0		$ 0